Earnings per Share	12 Months Ended
Aug. 31, 2018
Earnings per Share [Abstract]
Earnings per Share
21	Earnings per Share

The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding:

	Years ended August 31,
	2018	2017	2016

Basic weighted average number of shares outstanding (000's)	54,998	54,423	53,863
Plus dilutive effect of (000's):
Restricted share units	‒	979	675
Deferred share units	‒	153	131
Diluted weighted average number of shares outstanding (000's)	54,998	55,555	54,669

Stock awards excluded from the calculation of the diluted weighted average number of shares outstanding because their exercise price was greater than the average market price of the common shares, or their inclusion would be antidilutive (000's)	1,799	‒	75

For the year ended August 31, 2018, the diluted amount per share was the same amount as the basic amount per share since the dilutive effect of restricted share units and deferred share units was not included in the calculation; otherwise, the effect would have been antidilutive. Accordingly, the diluted amount per share for this period was calculated using the basic weighted average number of shares outstanding.